Decommissioning Obligations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Decommissioning Liabilities [line items]
Estimated future cash expenditures	$ 349.7	$ 227.8
Discount rate used in net present value of expected future cash flows	1.50%	1.50%
Oyu Tolgoi [member]
Disclosure Of Decommissioning Liabilities [line items]
Anticipated closure date	2101